Prepaid expenses and other current assets (Q1) (Details) - USD ($) $ in Thousands				3 Months Ended			12 Months Ended
	Dec. 31, 2020	Mar. 05, 2020	Aug. 28, 2019	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid advertising contract with iHeart	$ 1,788			$ 2,500	$ 1,788		$ 1,788	$ 1,776
Other prepaid expenses and other current assets	2,286			1,758	2,286		2,286	865
Total Prepaid expenses and other current assets	4,074			4,258	4,074		4,074	2,641
Stock issued to third parties for services (in shares)			1,000,000
Shares issued to third parties for services			$ 3,400	46		$ 125	1,372	3,477
Other Noncurrent Assets | IHeartMedia
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid advertising contract with iHeart	$ 1,200			$ 500	$ 1,200		$ 1,200	$ 1,100
Common Stock
Prepaid Expenses and Other Current Assets [Line Items]
Stock issued to third parties for services (in shares)				30,000		125,000	1,160,000	1,008,500
Shares issued to third parties for services							$ 1	$ 1
Common Stock | IHeartMedia
Prepaid Expenses and Other Current Assets [Line Items]
Stock issued to third parties for services (in shares)		125,000	1,000,000
Shares issued to third parties for services		$ 100	$ 3,400
Common Stock | Other Counterparty | Access to investment platform
Prepaid Expenses and Other Current Assets [Line Items]
Stock issued to third parties for services (in shares)	500,000				500,000
Shares issued to third parties for services	$ 600				$ 500
Common Stock | Other Counterparty | Marketing services
Prepaid Expenses and Other Current Assets [Line Items]
Stock issued to third parties for services (in shares)	500,000				500,000
Shares issued to third parties for services	$ 500				$ 500